Note Payable (Tables) - Jet Token, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Schedule of Future Minimum Lease Payments

As of June 30, 2023, future minimum required lease payments due under the non-cancellable operating lease are as follows:

2023	$274,500
2024	549,000
2025	549,000
2026	503,250
Total future minimum lease payments	1,875,750
Less imputed interest	(95,043)
Maturities of lease liabilities	$1,780,707

As of December 31, 2022, future minimum required lease payments due under the non-cancellable operating lease are as follows:

2023	$549,000
2024	549,000
2025	549,000
2026	503,250
Total future minimum lease payments	$2,150,250
Less imputed interest	(123,907)
Maturities of lease liabilities	$2,026,343

Schedule of Operating Right of Use Lease Assets and Lease Liabilities

Right-of-use lease assets and lease liabilities for our operating lease was recorded in the balance sheet as follows:

June 30, 2023
Operating lease right-of-use asset	$2,576,036
Accumulated amortization	(747,154)
Net balance	$1,828,882

Lease liability, current portion	$502,450
Lease liability, long-term	1,278,257
Total operating lease liabilities	$1,780,707

Schedule of Option Activity

A summary of our stock option activity for the years ended December 31, 2022 and 2021, is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted average Remaining Contractual Term
Outstanding at December 31, 2020	24,300,000	$0.25	-
Granted	36,945,357	0.74	-
Exercised	-	-	-
Expired/Cancelled	(50,000)	-	-
Outstanding at December 31, 2021	61,195,357	$0.54	9.2
Granted	9,178,000	0.75	-
Exercised	-	-	-
Expired/Cancelled	-	-	-
Outstanding at December 31, 2022	70,373,357	$0.57	8.3

Exercisable at December 31, 2021	36,521,147	$0.50	9.1
Exercisable at December 31, 2022	52,584,463	$0.53	8.2

Schedule of Estimate the Fair Value of Stock Options

The Company estimates the fair value of stock options that contain service and/or performance conditions using the Black-Scholes option pricing model. The range of input assumptions used by the Company were as follows:

	June 30, 2023	December 31, 2022
Expected life (years)	6 to 10	6 to 10
Risk-free interest rate	3.55% - 3.94%	1.43% - 4.10%
Expected volatility	90%	80%
Annual dividend yield	0%	0%

The Company estimates the fair value of stock options that contain service and/or performance conditions using the Black-Scholes option pricing model. The range of input assumptions used by the Company were as follows:

	2022	2021
Expected life (years)	6 to 10	5 to 10
Risk-free interest rate	1.43% - 4.10%	0.01% - 1.43%
Expected volatility	80%	80%
Annual dividend yield	0%	0%